As filed with the Securities and Exchange Commission on September 2, 2025

Securities Act File No. 333-227545

Investment Company Act File No. 811-23382

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61	☒

SPROTT FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of Principal Executive Office)

203-656-2400

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

Thomas W. Ulrich

President

Sprott Funds Trust

320 Post Road, Suite 230

Darien, CT 06820

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 4, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Sprott Funds Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying until September 4, 2025 the effectiveness of the registration statement for the Sprott Active Metals & Miners ETF and Sprott Metal Royalty & Streaming ETF, filed in Post-Effective Amendment No. 57 ("PEA No. 57") with the Commission via EDGAR Accession No. 0001999371-25-007671 on June 12, 2025, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 57 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Darien, and State of Connecticut, on the 2nd  day of September, 2025.

Sprott Funds Trust

By:	/s/ Thomas W. Ulrich
Name:	Thomas W. Ulrich
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 2nd, 2025.

Signature	Title	Date

/s/ Thomas W. Ulrich	President	September 2, 2025
Thomas W. Ulrich

*	Interested Trustee	September 2, 2025
John Ciampaglia

*	Trustee	September 2, 2025
Michael W. Clark

*	Trustee	September 2, 2025
Peyton T. Muldoon

*	Trustee	September 2, 2025
James R. Pierce Jr.

*	Trustee	September 2, 2025
Leslie Barrett

*	Treasurer and Chief Financial Officer	September 2, 2025
Varinder Bhathal

*By:	/s/ Thomas W. Ulrich

*	Thomas W. Ulrich, pursuant to a power of attorney filed on November 22, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 47 on Form N-1A.